SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund

December 31, 2021 (Unaudited)
Shares		Value
Common Stocks — 97.94%
Communication Services — 3.32%
11,824	Nexstar Media Group, Inc., Class A	$1,785,187

Consumer Discretionary — 20.58%
22,170	1-800-Flowers.com, Inc., Class A*	518,113
32,076	Callaway Golf Co.*	880,165
1,801	Deckers Outdoor Corp.*	659,724
4,820	Fox Factory Holding Corp.*	819,882
20,673	G-III Apparel Group Ltd.*	571,402
3,030	Helen of Troy Ltd.*	740,744
4,972	LCI Industries	774,986
17,992	Malibu Boats, Inc., Class A*	1,236,590
22,444	Patrick Industries, Inc.	1,811,006
38,277	Ruth’s Hospitality Group, Inc.*	761,712
27,470	Taylor Morrison Home Corp.*	960,351
59,059	Tilly’s, Inc., Class A	951,441
9,605	Universal Electronics, Inc.*	391,404
		11,077,520
Consumer Staples — 3.27%
31,328	Hostess Brands, Inc.*	639,718
2,717	Medifast, Inc.	569,021
6,500	MGP Ingredients, Inc.	552,435
		1,761,174
Energy — 4.72%
104,826	Magnolia Oil & Gas Corp., Class A	1,978,067
34,219	Par Pacific Holdings, Inc.*	564,271
		2,542,338
Financials — 14.41%
15,440	Allegiance Bancshares, Inc.	651,722
7,881	Amerisafe, Inc.	424,234
81,341	Compass Diversified Holdings LP	2,487,408
8,930	Pinnacle Financial Partners, Inc.	852,815
11,424	Preferred Bank/Los Angeles, CA	820,129
14,337	TriCo Bancshares	615,918
26,916	United Community Banks, Inc.	967,361
23,542	Veritex Holdings, Inc.	936,501
		7,756,088
Health Care — 10.07%
6,031	Apollo Medical Holdings, Inc.*	443,158
11,044	Globus Medical, Inc., Class A*	797,377
18,540	Inotiv, Inc.*	779,978
39,856	Lantheus Holdings, Inc.*	1,151,440
1,933	Masimo Corp.*	565,944

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
4,021	Omnicell, Inc.*	$725,549
2,041	West Pharmaceutical Services, Inc.	957,249
		5,420,695
Industrials — 21.94%
154,725	ACCO Brands Corp.	1,278,028
6,459	Arcosa, Inc.	340,389
18,686	Atkore, Inc.*	2,077,696
24,116	CBIZ, Inc.*	943,418
51,007	Columbus McKinnon Corp.	2,359,584
31,501	Ducommun, Inc.*	1,473,302
28,075	Greenbrier Cos., Inc. (The)	1,288,362
27,850	Insteel Industries, Inc.	1,108,709
6,798	NV5 Global, Inc.*	938,940
		11,808,428
Information Technology — 13.33%
4,463	Ambarella, Inc.*	905,498
67,802	AXT, Inc.*	597,336
21,100	Cohu, Inc.*	803,699
5,544	MKS Instruments, Inc.	965,599
20,589	Model N, Inc.*	618,288
4,026	Novanta, Inc.*	709,905
9,981	Onto Innovation, Inc.*	1,010,377
10,409	SailPoint Technologies Holdings, Inc.*	503,171
18,019	Sapiens International Corp. NV	620,754
10,070	Super Micro Computer, Inc.*	442,576
		7,177,203
Materials — 2.97%
57,296	FutureFuel Corp.	437,742
5,743	Ingevity Corp.*	411,773
23,981	Koppers Holdings, Inc.*	750,605
		1,600,120
Real Estate — 3.33%
20,218	STAG Industrial, Inc., REIT	969,655
30,109	UMH Properties, Inc., REIT	822,879
		1,792,534

Total Common Stocks		52,721,287
(Cost $25,967,635)
Exchange Traded Funds — 1.94%
168	iShares Russell 2000 Index Fund	37,372
8,990	SPDR S&P Biotech ETF	1,006,520

Total Exchange Traded Funds		1,043,892
(Cost $1,153,214)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value

Investment Company — 0.29%
155,856	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	$155,856

Total Investment Company		155,856
(Cost $155,856)

Total Investments		$53,921,035
(Cost $27,276,705) — 100.17%
Liabilities in excess of other assets — (0.17)%		(93,260)
NET ASSETS — 100.00%		$53,827,775

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
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